Income Taxes - Schedule of Domestic and Foreign Pretax (Loss) Income from Continuing Operations (Detail) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Domestic												$ 84	$ 347	$ (37)
Foreign												183	95	35
(Loss) income before income taxes	$ (86)	$ 14	$ 2	$ 115	$ 136	$ (15)	$ 382	$ 18	$ 57	$ 41	$ 251	$ 267	$ 442	$ (2)